Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34566
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	18th Floor, Jialong International Building
Entity Address, Address Line Two	19 Chaoyang Park Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100125
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	CBPO
Security Exchange Name	NASDAQ
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	China Biologic Products Holdings, Inc.
Entity Central Index Key	0001369868
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	38,459,769
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Entity Address, Address Line One	18th Floor, Jialong International Building
Entity Address, Address Line Two	19 Chaoyang Park Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100125
Entity Address, Country	CN
Contact Personnel Name	Joseph Chow
City Area Code	10
Local Phone Number	6598-3111